Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net
5.	Intangible assets, net

	At December 31,
	2024	2023
Acquired software	$419,722	$419,722
Accumulated depreciation	(163,760)	(79,816)
	$255,962	$339,906

During the year ended December 31, 2022, the Company acquired 2 batches of software from an independent third party software developer amounted to US$178,553 to support the Company’s augment reality marketing projects. In early 2023, to cope with the Company’s expansion, the Company further acquired 2 batches of software amounted to US$241,169.

Amortization included in:

	Years ended December 31,
	2024	2023
Cost of sales	$83,944	$70,247

Acquired software was amortized over five years. Estimated annual amortization expense related to acquired software is set out below:

2025	83,944
2026	83,944
2027	83,944
2028	4,130
$255,962